Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000006707 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006707 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006707 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006707 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006707 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006707 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000006707 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000006707 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006707 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006707 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006707 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006707 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006707 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000006707 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000006707 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006708 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006708 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006708 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006708 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006708 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006708 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000006708 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000006708 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006708 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006708 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006708 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006708 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006708 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000006708 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000006708 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006709 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006709 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006709 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006709 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006709 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006709 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000006709 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000006709 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006709 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006709 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006709 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006709 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006709 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000006709 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000006709 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006710 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006710 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006710 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006710 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006710 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006710 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000006710 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000006710 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006710 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006710 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006710 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006710 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006710 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000006710 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000006710 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000200511 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000200511 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200511 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000200511 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000200511 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000200511 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000200511 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000200511 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000200511 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000200511 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000200511 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000200511 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000200511 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000200511 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000200511 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000126358 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000126358 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000126358 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000126358 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000126358 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000126358 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000126358 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000126358 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000126358 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000126358 [Member] | L Oreal S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000126358 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000126358 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000126358 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.10%
C000126358 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000126358 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000126358 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000126358 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.60%
C000126358 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000126358 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000126358 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000126358 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000126358 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006698 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006698 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006698 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006698 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006698 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006698 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006698 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006698 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006698 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006698 [Member] | L Oreal S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006698 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006698 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006698 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006698 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006698 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006698 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006698 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.60%
C000006698 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006698 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006698 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006698 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006698 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006705 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006705 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006705 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006705 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006705 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006705 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006705 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006705 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006705 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006705 [Member] | L Oreal S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006705 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006705 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006705 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006705 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006705 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006705 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006705 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.60%
C000006705 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006705 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006705 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006705 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006705 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006706 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006706 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006706 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006706 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006706 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006706 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006706 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006706 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006706 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006706 [Member] | L Oreal S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006706 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006706 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006706 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006706 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006706 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006706 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006706 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.60%
C000006706 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006706 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006706 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006706 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006706 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006699 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006699 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006699 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006699 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006699 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006699 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006699 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006699 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006699 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006699 [Member] | L Oreal S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006699 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006699 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006699 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006699 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006699 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006699 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006699 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.60%
C000006699 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006699 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006699 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006699 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006699 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006700 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006700 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006700 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006700 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006700 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006700 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006700 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006700 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006700 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006700 [Member] | L Oreal S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006700 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006700 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006700 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006700 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006700 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006700 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006700 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.60%
C000006700 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006700 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006700 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006700 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006700 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006701 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006701 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006701 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006701 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006701 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006701 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006701 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006701 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006701 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006701 [Member] | L Oreal S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006701 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006701 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006701 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006701 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006701 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006701 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006701 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.60%
C000006701 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006701 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006701 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006701 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006701 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006703 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006703 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006703 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006703 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006703 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006703 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006703 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006703 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006703 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006703 [Member] | L Oreal S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006703 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006703 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006703 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006703 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006703 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006703 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006703 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.60%
C000006703 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006703 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006703 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006703 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006703 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006697 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006697 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006697 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006697 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006697 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006697 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006697 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006697 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006697 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006697 [Member] | L Oreal S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006697 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006697 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006697 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006697 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006697 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006697 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006697 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.60%
C000006697 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006697 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006697 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006697 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006697 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%